Document and Entity Information	May. 01, 2016
Prospectus:
Document Type	497
Document Period End Date	May 01, 2016
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	May 01, 2016
Document Effective Date	May 01, 2016
Prospectus Date	Sep. 01, 2015